Dividends paid (Details Narrative)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Dividends Paid
Dividends paid of interim exempt description	declared interim exempt (one-tier) dividends of SGD0.40, SGD0.60 and SGD2.20 per share amounting to a total of SGD200,000, SGD300,000 and SGD1,100,000 respectively for the financial year ended April 30, 2025	declared an interim exempt (one-tier) dividend of SGD0.50 and SGD0.40 per share amounting to a total of SGD250,000 and SGD200,000 respectively for the financial year ended April 30, 2024	declared an interim exempt (one-tier) dividend of SGD0.30 and SGD0.20 per share amounting to a total of SGD150,000 and SGD100,000 respectively for the financial year ended April 30, 2023